Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Related Party Transactions Schedule Of Related Party Transactions 1	$ 610,821
Related Party Transactions Schedule Of Related Party Transactions 2	539,706
Related Party Transactions Schedule Of Related Party Transactions 3	495,683
Related Party Transactions Schedule Of Related Party Transactions 4	2,310
Related Party Transactions Schedule Of Related Party Transactions 5	2,267
Related Party Transactions Schedule Of Related Party Transactions 6	4,692
Related Party Transactions Schedule Of Related Party Transactions 7	610,000
Related Party Transactions Schedule Of Related Party Transactions 8	400,000
Related Party Transactions Schedule Of Related Party Transactions 9	250,000
Related Party Transactions Schedule Of Related Party Transactions 10	0.24
Related Party Transactions Schedule Of Related Party Transactions 11	0.31
Related Party Transactions Schedule Of Related Party Transactions 12	$ 0.15